Document and Entity Information	0 Months Ended
May 05, 2014
Risk/Return:
Document Type	497
Document Period End Date	May 05, 2014
Registrant Name	DREYFUS INVESTMENT FUNDS
Central Index Key	0000799295
Amendment Flag	false
Document Creation Date	May 05, 2014
Document Effective Date	May 05, 2014
Prospectus Date	Feb. 21, 2014
Dreyfus Tax Sensitive Total Return Bond Fund | Class I
Risk/Return:
Trading Symbol	SDITX
Dreyfus Tax Sensitive Total Return Bond Fund | Class A
Risk/Return:
Trading Symbol	DSDAX
Dreyfus Tax Sensitive Total Return Bond Fund | Class C
Risk/Return:
Trading Symbol	DSDCX
Dreyfus Tax Sensitive Total Return Bond Fund | Class Y
Risk/Return:
Trading Symbol	SDYTX
Dreyfus/Standish Global Fixed Income Fund | Dreyfus/Standish Global Fixed Income Fund - Class I
Risk/Return:
Trading Symbol	SDGIX
Dreyfus/Standish Global Fixed Income Fund | Class A
Risk/Return:
Trading Symbol	DHGAX
Dreyfus/Standish Global Fixed Income Fund | Class C
Risk/Return:
Trading Symbol	DHGCX
Dreyfus/Standish Global Fixed Income Fund | Class Y
Risk/Return:
Trading Symbol	DSDYX